Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	£ (145)	£ (211)
Income statement (charge)/ credit	(36)	(47)
Transfers/reclassifications	(3)	0
Credited/(charged) to other comprehensive income	77	113
Ending Balance	(107)	(145)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(52)	(51)
Income statement (charge)/ credit	(13)	(1)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending Balance	(65)	(52)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(98)	(182)
Income statement (charge)/ credit	(62)	(47)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	133	131
Ending Balance	(27)	(98)
Designated as cash flow hedges:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(58)	(43)
Income statement (charge)/ credit	0	0
Transfers/reclassifications	12	22
Credited/(charged) to other comprehensive income	(54)	(37)
Ending Balance	(100)	(58)
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(8)	(12)
Income statement (charge)/ credit	0	0
Transfers/reclassifications	0	4
Credited/(charged) to other comprehensive income	(2)	0
Ending Balance	(10)	(8)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	13	20
Income statement (charge)/ credit	2	(7)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending Balance	15	13
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	18	(4)
Income statement (charge)/ credit	21	22
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending Balance	39	18
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	40	61
Income statement (charge)/ credit	16	(14)
Transfers/reclassifications	(15)	(26)
Credited/(charged) to other comprehensive income	0	19
Ending Balance	£ 41	£ 40